Summary of significant accounting policies - Additional Information (Details) - Reservoir Holdings Inc And Subsidiaries - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Schedule of Equity Method Investments [Line Items]
Goodwill	$ 402,067	$ 402,067
Retirement savings plan, eligible service (in months)	3 months	3 months
Retirement savings plan, employer contribution per dollar	$ 0.60	$ 0.60
Retirement savings plan, employer contribution percent on employee salary	6.00%	6.00%
Retirement savings plan, expenses	$ 109,265	$ 98,000
Big Life Management
Schedule of Equity Method Investments [Line Items]
Equity interest (in percent)	50.00%
Big Life Music Ltd.
Schedule of Equity Method Investments [Line Items]
Equity interest (in percent)	50.00%